Intangible Assets and Impairment Testing - Discount rate used before tax (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets and Impairment Testing
Discount rate	12.00%	11.00%
Impairment loss	kr 0
NOX platform
Intangible Assets and Impairment Testing
Discount rate	12.00%	17.70%
Budenofalk 3 mg oral capsule
Intangible Assets and Impairment Testing
Discount rate	12.00%	12.40%
Goodwill [member]
Intangible Assets and Impairment Testing
Impairment loss	kr 0